Expense Example - Alpha Architect US Equity 4 ETF - Alpha Architect US Equity 4 ETF Class	Jul. 16, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 10
Expense Example, with Redemption, 3 Years	$ 34